PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 97.6%
Affiliated Mutual Funds 13.3%
PGIM QMA International Equity Fund (Class R6)	2,222,784	$ 16,092,953
PGIM Short Duration High Yield Income Fund (Class R6)	2,152,060	19,347,019
PGIM Total Return Bond Fund (Class R6)	1,447,790	21,340,430

Total Affiliated Mutual Funds (cost $55,559,663)		56,780,402
Common Stocks 37.0%
Aerospace & Defense 1.0%
Boeing Co. (The)	2,303	732,976
Lockheed Martin Corp.	4,948	2,118,338
Safran SA (France)	8,256	1,330,799
		4,182,113
Banks 1.8%
Bank of America Corp.	56,251	1,846,720
BNP Paribas SA (France)	19,138	1,014,340
JPMorgan Chase & Co.	17,246	2,282,681
Truist Financial Corp.	44,937	2,317,401
		7,461,142
Capital Markets 0.2%
CME Group, Inc.	4,091	888,197
Chemicals 0.9%
Akzo Nobel NV (Netherlands)	10,440	986,008
Dow, Inc.	15,656	721,272
Hexion Holdings Corp. (Class B Stock)*	3,950	51,350
Linde PLC (United Kingdom)	10,928	2,219,804
		3,978,434
Consumer Finance 0.4%
American Express Co.	12,236	1,589,089
Diversified Telecommunication Services 0.6%
AT&T, Inc.	44,900	1,689,138
Telefonica Deutschland Holding AG (Germany)	237,935	721,897
		2,411,035

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities 1.2%
Edison International	29,208	$ 2,235,872
FirstEnergy Corp.	23,094	1,172,944
GenOn Energy Holdings, Inc. (Class A Stock)*^	1,853	384,498
Keycon Power Holdings LLC	350	108,500
SSE PLC (United Kingdom)	60,210	1,200,682
		5,102,496
Entertainment 0.3%
Walt Disney Co. (The)	8,652	1,196,658
Equity Real Estate Investment Trusts (REITs) 7.9%
Activia Properties, Inc. (Japan)	85	452,196
American Campus Communities, Inc.	34,131	1,565,589
American Tower Corp.	3,292	762,888
Apple Hospitality REIT, Inc.	138,133	2,074,758
Boston Properties, Inc.	3,279	470,045
Dexus (Australia)	47,931	405,531
Essential Properties Realty Trust, Inc.	15,720	434,029
Frasers Centrepoint Trust (Singapore)	354,232	746,604
Frasers Logistics & Industrial Trust (Singapore)	430,699	384,860
Gaming & Leisure Properties, Inc.	52,674	2,489,110
Global Medical REIT, Inc.	171,800	2,508,280
Healthpeak Properties, Inc.	27,564	992,028
Industrial & Infrastructure Fund Investment Corp. (Japan)	326	500,423
Invincible Investment Corp. (Japan)	1,307	660,738
Japan Hotel REIT Investment Corp. (Japan)	996	671,220
Kenedix Retail REIT Corp. (Japan)	380	940,460
Keppel REIT (Singapore)	1,090,992	967,478
Life Storage, Inc.	4,341	491,314
Link REIT (Hong Kong)	68,022	686,007
Mapletree Logistics Trust (Singapore)	747,937	1,006,531
Medical Properties Trust, Inc.	54,448	1,206,023
MGM Growth Properties LLC (Class A Stock)	72,041	2,300,990
Mitsui Fudosan Logistics Park, Inc. (Japan)	178	861,985
Nippon Prologis REIT, Inc. (Japan)	319	917,329
Omega Healthcare Investors, Inc.	9,861	413,669
Prologis, Inc.	21,632	2,009,180
Service Properties Trust	98,556	2,126,838
Spirit Realty Capital, Inc.	31,759	1,676,240
STAG Industrial, Inc.	35,626	1,148,582
Tritax Big Box REIT PLC (United Kingdom)	375,248	692,167
Welltower, Inc.	11,364	964,917
		33,528,009

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing 0.2%
Walmart, Inc.	7,357	$ 842,303
Food Products 0.1%
Danone SA (France)	5,189	415,531
Health Care Equipment & Supplies 0.6%
Abbott Laboratories	18,648	1,624,987
Zimmer Biomet Holdings, Inc.	7,013	1,037,222
		2,662,209
Hotels, Restaurants & Leisure 0.2%
McDonald’s Corp.	4,129	883,482
Household Products 0.5%
Procter & Gamble Co. (The)	18,437	2,297,619
Independent Power & Renewable Electricity Producers 0.5%
NextEra Energy Partners LP	39,158	2,223,000
Insurance 0.4%
MetLife, Inc.	33,179	1,649,328
Mortgage Real Estate Investment Trusts (REITs) 0.5%
MFA Financial, Inc.	170,270	1,328,106
Starwood Property Trust, Inc.	34,037	873,389
		2,201,495
Multi-Utilities 0.5%
Dominion Energy, Inc.	26,887	2,305,560
Oil, Gas & Consumable Fuels 11.9%
BP PLC (United Kingdom), ADR	52,523	1,897,656
Cheniere Energy Partners LP, MLP	59,947	2,318,150
Crestwood Equity Partners LP, MLP	23,712	686,699
Enable Midstream Partners LP, MLP	41,328	388,483
Enbridge, Inc. (Canada)	64,095	2,606,130
Energy Transfer LP, MLP	291,383	3,668,512
Enterprise Products Partners LP, MLP	147,315	3,796,308
EQM Midstream Partners LP, MLP	10,988	254,372
Equitrans Midstream Corp.	13,421	129,781
Frontera Energy Corp. (Colombia)	2,232	15,736
Gibson Energy, Inc. (Canada)	88,785	1,781,872

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Keyera Corp. (Canada)	19,291	$ 503,339
Kinder Morgan, Inc.	183,642	3,832,608
Magellan Midstream Partners LP, MLP	17,505	1,074,457
MPLX LP, MLP	84,862	2,040,931
Noble Midstream Partners LP, MLP	17,549	393,098
ONEOK, Inc.	57,264	4,287,356
Pembina Pipeline Corp. (Canada)	74,385	2,849,689
Phillips 66 Partners LP, MLP	18,999	1,110,112
Plains All American Pipeline LP, MLP	143,055	2,381,866
Plains GP Holdings LP (Class A Stock)*	11,655	194,056
Rattler Midstream LP	31,624	477,206
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	27,248	1,420,983
Tallgrass Energy LP (Class A Stock)	94,719	2,113,181
Targa Resources Corp.	90,618	3,307,557
TC Energy Corp. (Canada)	32,017	1,755,685
Western Midstream Partners LP, MLP	21,390	354,218
Williams Cos., Inc. (The)	242,762	5,022,746
		50,662,787
Personal Products 0.1%
Unilever PLC (United Kingdom)	7,038	419,799
Pharmaceuticals 1.1%
AstraZeneca PLC (United Kingdom), ADR	53,376	2,599,411
Bristol-Myers Squibb Co.	13,462	847,433
Merck & Co., Inc.	12,092	1,033,141
		4,479,985
Real Estate Management & Development 1.1%
Henderson Land Development Co. Ltd. (Hong Kong)	201,262	900,316
LEG Immobilien AG (Germany)	3,384	417,689
New World Development Co. Ltd. (Hong Kong)	1,579,401	1,958,216
Sun Hung Kai Properties Ltd. (Hong Kong)	71,972	994,998
Swire Properties Ltd. (Hong Kong)	150,702	466,524
		4,737,743
Road & Rail 0.2%
Union Pacific Corp.	4,801	861,395
Semiconductors & Semiconductor Equipment 1.9%
Advanced Micro Devices, Inc.*	18,624	875,328
Intel Corp.	20,414	1,305,067

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Lam Research Corp.	4,313	$ 1,286,180
Marvell Technology Group Ltd.(a)	32,224	774,665
QUALCOMM, Inc.	23,955	2,043,601
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	7,989	430,927
Texas Instruments, Inc.	9,765	1,178,147
		7,893,915
Software 0.4%
Microsoft Corp.	10,473	1,782,819
Specialty Retail 0.6%
Lowe’s Cos., Inc.	8,690	1,010,126
Ross Stores, Inc.	15,203	1,705,624
		2,715,750
Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc.	6,581	2,036,885
Western Digital Corp.	15,616	1,022,848
		3,059,733
Tobacco 0.7%
Altria Group, Inc.	42,129	2,002,392
Philip Morris International, Inc.	11,346	938,314
		2,940,706
Wireless Telecommunication Services 0.5%
Tele2 AB (Sweden) (Class B Stock)	88,551	1,337,011
Vodafone Group PLC (United Kingdom), ADR	42,403	831,523
		2,168,534

Total Common Stocks (cost $139,766,662)		157,540,866
Exchange-Traded Funds 13.2%
Invesco Preferred ETF	1,129,488	17,043,974
iShares Core MSCI Emerging Markets ETF	76,800	3,885,312
PGIM QMA Strategic Alpha International Equity ETF(g)	200,000	10,528,120
SPDR Bloomberg Barclays Convertible Securities ETF	432,542	24,758,704

Total Exchange-Traded Funds (cost $51,303,227)		56,216,110

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks 3.0%
Electric Utilities 0.3%
American Electric Power Co., Inc., CVT, 6.125%	19,451	$ 1,128,158
Equity Real Estate Investment Trusts (REITs) 2.0%
American Homes 4 Rent	39,453	1,040,770
EPR Properties	31,598	835,451
Gladstone Commercial Corp.	31,585	850,584
Investors Real Estate Trust(a)	27,337	736,196
Monmouth Real Estate Investment Corp.	32,976	829,676
Office Properties Income Trust	31,840	835,800
PS Business Parks, Inc.	26,549	699,301
Rexford Industrial Realty, Inc.	28,040	733,947
UMH Properties, Inc.	27,135	720,163
Vornado Realty Trust	44,284	1,171,755
		8,453,643
Health Care Equipment & Supplies 0.4%
Danaher Corp., Series A, CVT, 4.750%	1,513	1,847,585
Multi-Utilities 0.3%
Sempra Energy, Series A, CVT, 6.000%	11,463	1,451,330
Total Preferred Stocks (cost $11,719,952)		12,880,716

	Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities 1.9%
Collateralized Loan Obligations
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.181%(c)	10/15/28	675	675,430
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIIA, Class A1AR, 144A, 3 Month LIBOR + 0.780% (Cap N/A, Floor 0.000%)	2.599(c)	07/18/27	409	408,587
Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-04A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.069(c)	10/20/28	500	500,164
HPS Loan Management Ltd. (Cayman Islands), Series 10A-16, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	2.959(c)	01/20/28	600	600,352

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
JMP Credit Advisors CLO Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.116%(c)	07/17/29	500	$ 499,176
Mountain View CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.440% (Cap N/A, Floor 1.440%)	3.271(c)	04/15/29	650	651,462
Ocean Trails CLO Ltd. (Cayman Islands), Series 2019-07A, Class A1, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.236(c)	04/17/30	500	500,933
OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	2.631(c)	07/15/27	315	314,330
Regatta Funding LP (Cayman Islands), Series 2013-02A, Class A1R2, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.081(c)	01/15/29	500	500,552
Silvermore CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)	3.080(c)	05/15/26	144	144,413
Sound Point CLO Ltd. (Cayman Islands), Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	3.109(c)	10/20/28	250	249,819
TICP CLO Ltd. (Cayman Islands), Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.031(c)	01/15/29	500	501,065
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.184(c)	10/25/28	500	500,032
Series 2017-06A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	2.964(c)	07/25/29	500	498,958
Wellfleet CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR3, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.099(c)	07/20/29	500	499,428
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 0.910% (Cap N/A, Floor 0.000%)	2.729(c)	04/20/28	350	349,942

Zais CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	3.170(c)	07/20/31	500	493,435

Total Asset-Backed Securities (cost $7,893,234)				7,888,078

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans 0.3%
Electric 0.1%
Heritage Power LLC, Term Loan B, 6 Month LIBOR + 6.000%	7.771%(c)	07/30/26	275	$ 261,968
				261,968
Entertainment 0.1%
Playtika Holding Corp., Term B Loan, 1 Month LIBOR + 6.000%	7.645(c)	12/10/24	250	251,875
				251,875
Oil & Gas 0.1%
Chesapeake Energy Corp., Class A Loan, 3 Month LIBOR + 8.000%	9.928(c)	05/23/24	400	398,000
CITGO Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%^	6.945(c)	03/27/24	99	99,250
Term B Loan, 3 Month LIBOR + 4.500%^	6.445(c)	07/29/21	99	98,956
				596,206

Total Bank Loans (cost $1,102,088)				1,110,049
Convertible Bond 0.2%
Insurance
AXA SA (France), Sr. Unsec’d. Notes, 144A (cost $632,161)	7.250	05/15/21	623	698,748
Corporate Bonds 15.4%
Advertising 0.1%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26	225	223,018
Terrier Media Buyer, Inc., Gtd. Notes, 144A	8.875	12/15/27	115	119,109
				342,127

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense 0.3%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500%	12/01/24	850	$ 835,253
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	50	48,332
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	400	379,976

SSL Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	125	138,014
				1,401,575
Agriculture 0.1%
Vector Group Ltd.,
Gtd. Notes, 144A	10.500	11/01/26	50	52,390
Sr. Sec’d. Notes, 144A	6.125	02/01/25	225	223,590
				275,980
Auto Manufacturers 0.2%
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	75	69,757
Sr. Unsec’d. Notes(a)	5.291	12/08/46	550	537,697

Navistar International Corp., Gtd. Notes, 144A	6.625	11/01/25	250	262,138
				869,592
Auto Parts & Equipment 0.3%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	400	377,670
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	250	255,080
Gtd. Notes(a)	6.500	04/01/27	275	281,266

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	5.625	11/15/26	150	139,323
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500	06/01/26	200	213,666
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	75	77,529
Titan International, Inc., Sr. Sec’d. Notes	6.500	11/30/23	150	132,872
				1,477,406

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks 0.4%
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes	5.750%	01/30/25		200	$ 185,635
Sr. Unsec’d. Notes	6.750	10/31/23	EUR	200	229,584

BBVA Bancomer SA/Texas (Mexico), Sub. Notes, 144A	6.750	09/30/22		200	219,624
Development Bank of the Republic of Belarus JSC (Belarus), Sr. Unsec’d. Notes, 144A	6.750	05/02/24		220	235,010
Grupo Aval Ltd. (Colombia), Gtd. Notes, 144A	4.375	02/04/30		200	202,141
State Savings Bank of Ukraine Via SSB #1 PLC (Ukraine), Sr. Unsec’d. Notes	9.625(cc)	03/20/25		200	212,283
TC Ziraat Bankasi AS (Turkey), Sr. Unsec’d. Notes, 144A, MTN	5.125	09/29/23		200	203,188
Turkiye Sinai Kalkinma Bankasi A/S (Turkey), Sr. Unsec’d. Notes, 144A	6.000	01/23/25		200	204,749
Vnesheconombank Via VEB Finance PLC (Russia), Sr. Unsec’d. Notes	6.800	11/22/25		200	240,580
					1,932,794
Building Materials 0.2%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700	01/11/25		200	205,674
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	8.000	04/15/26		100	105,139
Masonite International Corp., Gtd. Notes, 144A	5.375	02/01/28		70	73,735
Patrick Industries, Inc., Sr. Unsec’d. Notes, 144A	7.500	10/15/27		100	109,004
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750	01/15/28		150	154,039
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	6.500	03/15/27		125	135,807
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24		225	233,341
					1,016,739

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals 0.8%
Ashland LLC, Gtd. Notes	6.875%	05/15/43	50	$ 58,481
Atotech Alpha 2 BV (Germany), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%	8.750	06/01/23	425	432,596
Braskem America Finance Co. (Brazil), Gtd. Notes, 144A	7.125	07/22/41	200	239,569
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27	200	173,375
Gtd. Notes	7.000	05/15/25	245	234,323

CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.875	06/19/29	400	427,795
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	85	81,926
Hexion, Inc., Gtd. Notes, 144A(a)	7.875	07/15/27	160	165,785
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	06/01/27	275	279,479
Orbia Advance Corp. SAB de CV (Mexico), Gtd. Notes, 144A(a)	5.500	01/15/48	225	244,821
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	125	124,124
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes, 144A(a)	8.000	10/01/26	200	209,784
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24	125	129,989
Tronox Finance PLC, Gtd. Notes, 144A	5.750	10/01/25	115	114,823
Tronox, Inc., Gtd. Notes, 144A(a)	6.500	04/15/26	220	220,889
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A	5.750	07/15/25	160	148,003
				3,285,762
Commercial Services 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A(a)	9.750	07/15/27	225	240,786
Refinitiv US Holdings, Inc., Gtd. Notes, 144A	8.250	11/15/26	600	669,784

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes	4.875%	01/15/28	600	$ 625,734
Gtd. Notes	5.250	01/15/30	225	241,859

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	180	195,580
				1,973,743
Computers 0.2%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26	453	465,628
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	154	164,471
NCR Corp., Gtd. Notes, 144A	5.750	09/01/27	50	53,296
				683,395
Distribution/Wholesale 0.0%
Anixter, Inc., Gtd. Notes	6.000	12/01/25	100	106,225
Diversified Financial Services 0.5%
Alliance Data Systems Corp., Gtd. Notes, 144A	4.750	12/15/24	100	99,676
Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	07/15/24	110	118,959
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27	75	76,315
Gtd. Notes, 144A	9.125	07/15/26	660	733,510

Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	234,507
Springleaf Finance Corp.,
Gtd. Notes	5.375	11/15/29	50	52,011
Gtd. Notes	6.625	01/15/28	175	197,368
Gtd. Notes	7.125	03/15/26	425	488,220
				2,000,566
Electric 1.2%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, 144A	4.000	10/03/49	200	211,992

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Unsec’d. Notes	5.750%	01/15/25	725	$ 744,961
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	500	497,600

Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes	5.750	02/14/42	200	233,916
Engie Energia Chile SA (Chile), Sr. Unsec’d. Notes, 144A	3.400	01/28/30	200	202,094
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	600	644,745
Sr. Unsec’d. Notes	7.125	02/11/25	200	203,084
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23	200	202,466
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	460	495,413
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Gtd. Notes, 144A	9.000	12/01/23	32	32,304
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A	13.000	06/01/24	89	89,397

Listrindo Capital BV (Indonesia), Gtd. Notes, 144A	4.950	09/14/26	200	204,579
NRG Energy, Inc., Gtd. Notes, 144A	5.250	06/15/29	50	53,928
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN(a)	5.450	05/21/28	420	488,388
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	285	293,489
Gtd. Notes, 144A	5.625	02/15/27	325	337,216
				4,935,572
Energy-Alternate Sources 0.1%
Azure Power Solar Energy Private Ltd. (India), Sr. Sec’d. Notes, 144A, MTN	5.650	12/24/24	200	206,433
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A	6.500	01/15/26	50	53,292
Neerg Energy Ltd. (Mauritius), Sr. Sec’d. Notes	6.000	02/13/22	200	202,080
				461,805
Engineering & Construction 0.2%
AECOM, Gtd. Notes	5.125	03/15/27	275	293,830

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Engineering & Construction (cont’d.)
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes	4.250%	10/27/27	200	$ 191,917
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	4.250	10/31/26	200	215,833
Sr. Sec’d. Notes	5.500	07/31/47	200	219,360

TopBuild Corp., Gtd. Notes, 144A	5.625	05/01/26	150	156,729
				1,077,669
Entertainment 0.5%
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.750	06/15/25	50	44,538
Gtd. Notes	5.875	11/15/26	375	326,522

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25	200	203,224
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	175	188,853
International Game Technology PLC, Sr. Sec’d. Notes, 144A(a)	6.500	02/15/25	150	169,017
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	175	185,257
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27	150	157,765
Scientific Games International, Inc.,
Gtd. Notes	6.625	05/15/21	100	100,863
Gtd. Notes, 144A	7.250	11/15/29	50	53,690
Gtd. Notes, 144A	8.250	03/15/26	350	377,828

Twin River Worldwide Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.750	06/01/27	125	132,142
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	5.125	10/01/29	60	62,143
				2,001,842
Foods 0.2%
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27	105	104,683
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750	06/15/25	174	180,109

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500%	04/15/29	120	$ 134,118
Sr. Unsec’d. Notes, 144A	5.500	01/15/30	250	270,765

Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.875	09/30/27	75	79,741
Post Holdings, Inc., Gtd. Notes, 144A	5.500	12/15/29	225	238,750
				1,008,166
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	225	244,847
Sr. Unsec’d. Notes	5.875	08/20/26	200	219,070
				463,917
Healthcare-Services 0.5%
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	05/01/26	50	51,709
HCA, Inc.,
Gtd. Notes	5.625	09/01/28	100	115,798
Gtd. Notes(a)	5.875	02/01/29	425	501,648

MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27	100	101,913
Polaris Intermediate Corp., Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%(a)	8.500	12/01/22	275	256,848
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	375	418,033
Surgery Center Holdings, Inc., Gtd. Notes, 144A	10.000	04/15/27	150	167,953
Tenet Healthcare Corp.,
Sec’d. Notes, 144A	6.250	02/01/27	75	79,412
Sr. Sec’d. Notes, 144A	5.125	11/01/27	75	78,462
Sr. Unsec’d. Notes(a)	6.750	06/15/23	350	380,605
Sr. Unsec’d. Notes(a)	7.000	08/01/25	200	207,807
				2,360,188

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750%	08/01/25	225	$ 232,329
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	150	172,758
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	125	129,600
Gtd. Notes	6.750	03/15/25	100	105,155
Gtd. Notes, 144A	7.250	10/15/29	125	136,762
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	6.250	09/15/27	50	53,598
Gtd. Notes, 144A	6.375	05/15/25	150	155,625

Century Communities, Inc., Gtd. Notes, 144A	6.750	06/01/27	200	217,016
Forestar Group, Inc., Gtd. Notes, 144A	8.000	04/15/24	100	108,996
KB Home,
Gtd. Notes	4.800	11/15/29	50	52,126
Gtd. Notes	6.875	06/15/27	200	235,465

M/I Homes, Inc., Gtd. Notes, 144A	4.950	02/01/28	75	77,252
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	75	78,558
Sr. Unsec’d. Notes, 144A	6.500	10/01/25	100	106,996

Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	225	242,880
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	79	78,863
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	350	390,404
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25	300	308,851
Gtd. Notes	7.000	08/15/22	22	22,032
Gtd. Notes, 144A	6.625	07/15/27	175	189,334
				3,094,600
Household Products/Wares 0.0%
Spectrum Brands, Inc., Gtd. Notes, 144A	5.000	10/01/29	50	52,083
Housewares 0.0%
Scotts Miracle-Gro Co. (The), Gtd. Notes, 144A	4.500	10/15/29	125	129,149

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Internet 0.1%
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A	5.750%	01/15/27	300	$ 306,499
Iron/Steel 0.1%
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	5.875	06/01/27	250	230,463
Lodging 0.0%
Station Casinos LLC, Sr. Unsec’d. Notes, 144A	4.500	02/15/28	50	49,795
Wyndham Destinations, Inc., Sr. Sec’d. Notes, 144A	4.625	03/01/30	50	51,320
				101,115
Machinery-Diversified 0.1%
Cloud Crane LLC, Sec’d. Notes, 144A	10.125	08/01/24	275	293,263
Media 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	225	231,268
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	350	374,813

Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A(a)	9.250	02/15/24	758	825,269
Cumulus Media New Holdings, Inc., Sr. Sec’d. Notes, 144A	6.750	07/01/26	125	131,794
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A(a)	6.625	08/15/27	295	276,103
Sr. Sec’d. Notes, 144A	5.375	08/15/26	100	99,572

DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26	455	477,759
Entercom Media Corp.,
Gtd. Notes, 144A	7.250	11/01/24	100	105,736
Sec’d. Notes, 144A	6.500	05/01/27	90	96,353
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	75	78,737
Gtd. Notes, 144A	7.000	05/15/27	45	48,966

iHeartCommunications, Inc., Gtd. Notes	8.375	05/01/27	50	54,410
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	02/15/25	150	151,579

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Radiate Holdco LLC/Radiate Finance, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	6.875%	02/15/23	215	$219,772

Scripps Escrow, Inc., Gtd. Notes, 144A	5.875	07/15/27	50	52,502
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125	02/15/25	200	199,647
				3,424,280
Mining 0.6%
Constellium SE, Gtd. Notes, 144A	5.875	02/15/26	250	259,588
Corp. Nacional del Cobre de Chile (Chile), Sr. Unsec’d. Notes	4.875	11/04/44	400	477,229
Eldorado Gold Corp. (Canada), Sec’d. Notes, 144A	9.500	06/01/24	200	214,889
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	6.500	03/01/24	250	241,091
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000	04/15/25	215	220,115
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28	420	516,001
New Gold, Inc. (Canada),
Gtd. Notes, 144A	6.250	11/15/22	100	100,331
Gtd. Notes, 144A	6.375	05/15/25	150	141,110

Nexa Resources SA (Peru), Gtd. Notes, 144A	5.375	05/04/27	210	226,482
Novelis Corp., Gtd. Notes, 144A	5.875	09/30/26	150	159,059
				2,555,895
Miscellaneous Manufacturing 0.0%
Amsted Industries, Inc., Sr. Unsec’d. Notes, 144A	4.625	05/15/30	65	66,011
Oil & Gas 3.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	775	10,290
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	525	346,665
Gtd. Notes	5.125	12/01/22	50	43,117

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Antero Resources Corp., (cont’d.)
Gtd. Notes	5.625%	06/01/23	50	$ 36,004
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	275	198,413
Sr. Unsec’d. Notes, 144A	10.000	04/01/22	201	196,982
Chesapeake Energy Corp.,
Gtd. Notes	4.875	04/15/22	25	17,764
Sec’d. Notes, 144A(a)	11.500	01/01/25	367	297,776

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	200	214,807
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22	130	128,560
Gtd. Notes, 144A	7.250	03/14/27	225	183,613

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	50	50,514
Denbury Resources, Inc., Sec’d. Notes, 144A	9.000	05/15/21	50	47,000
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes	7.875	08/15/25	125	101,859
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	145	150,742
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26	325	162,215
Gtd. Notes, 144A	7.375	05/15/24	130	65,314
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, EMTN	7.288	08/16/37	100	144,271
Sr. Unsec’d. Notes, EMTN	8.625	04/28/34	480	738,197
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	10/01/25	125	113,449
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	150	131,617
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes	5.750	04/19/47	200	248,230
Sr. Unsec’d. Notes	6.375	10/24/48	200	266,749
Sr. Unsec’d. Notes, 144A	6.375	10/24/48	200	266,749
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23	300	303,524
Gtd. Notes, 144A	7.000	03/31/24	225	226,756
Sr. Unsec’d. Notes, 144A	7.125	02/01/27	75	74,217
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26	50	50,067
Gtd. Notes, 144A	7.500	01/15/28	50	49,525

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Nabors Industries, Inc., Gtd. Notes	5.750%	02/01/25		250	$ 205,272
NAK Naftogaz Ukraine via Kondor Finance PLC (Ukraine), Sr. Unsec’d. Notes	7.125	07/19/24	EUR	200	242,792
Oil & Gas Holding Co. BSCC (The) (Bahrain), Sr. Unsec’d. Notes	8.375	11/07/28		400	492,590
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	4.700	07/30/49		200	216,159
Sr. Unsec’d. Notes, EMTN	6.500	11/07/48		200	267,261
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.900	03/19/49		170	207,429
Gtd. Notes	7.375	01/17/27		743	923,306
Gtd. Notes	8.750	05/23/26		350	457,766
Petroleos de Venezuela SA (Venezuela),
First Lien, 144A	8.500	10/27/20		385	66,412
Sr. Unsec’d. Notes	5.375	04/12/27(d)		625	50,000
Sr. Unsec’d. Notes	6.000	05/16/24(d)		115	9,200
Sr. Unsec’d. Notes	6.000	11/15/26(d)		670	53,600
Sr. Unsec’d. Notes	9.000	11/17/21(d)		150	12,000
Sr. Unsec’d. Notes	9.750	05/17/35(d)		200	16,000
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.350	02/12/48		554	548,644
Gtd. Notes	6.500	03/13/27		340	368,353
Gtd. Notes	6.500	01/23/29		430	458,813
Gtd. Notes	6.500	06/02/41		730	742,204
Gtd. Notes, 144A	5.950	01/28/31		175	177,627
Gtd. Notes, 144A	6.490	01/23/27		295	320,417
Gtd. Notes, 144A	7.690	01/23/50		245	268,959
Gtd. Notes, GMTN	6.875	08/04/26		385	433,983

Precision Drilling Corp. (Canada), Gtd. Notes, 144A(a)	7.125	01/15/26		225	213,763
Range Resources Corp.,
Gtd. Notes(a)	4.875	05/15/25		250	195,114
Gtd. Notes	5.000	03/15/23		100	86,178
Gtd. Notes, 144A	9.250	02/01/26		100	88,360

Saka Energi Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A	4.450	05/05/24		200	202,931
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes	4.875	05/17/42		400	508,714

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Sinopec Group Overseas Development 2017 Ltd. (China), Gtd. Notes	4.000%	09/13/47	200	$ 230,625
Sinopec Group Overseas Development 2018 Ltd. (China), Gtd. Notes, 144A	3.680	08/08/49	200	219,882
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500	02/15/26	100	102,816
Transocean Pontus Ltd., Sr. Sec’d. Notes, 144A	6.125	08/01/25	67	68,387
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	375	349,165
Gtd. Notes, 144A	8.000	02/01/27	100	92,861

Trinidad Petroleum Holdings Ltd. (Trinidad & Tobago), Sr. Sec’d. Notes, 144A	9.750	06/15/26	75	85,609
Valaris PLC,
Sr. Unsec’d. Notes	5.750	10/01/44	50	20,551
Sr. Unsec’d. Notes	7.750	02/01/26	225	111,155
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/24	100	104,786
Sr. Unsec’d. Notes	5.250	10/15/27	150	156,763
				14,241,433
Pharmaceuticals 0.2%
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	185	209,130
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	75	75,854
Gtd. Notes, 144A	5.250	01/30/30	75	76,344
Gtd. Notes, 144A	7.000	01/15/28	100	108,423
Gtd. Notes, 144A	7.250	05/30/29	110	123,419

NVA Holdings, Inc., Gtd. Notes, 144A	6.875	04/01/26	125	135,995
				729,165
Pipelines 0.5%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), Sr. Sec’d. Notes	4.600	11/02/47	200	235,191

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A(a)	5.750%	01/15/28	250	$ 194,745
CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	6.500	03/15/26	50	45,962
Energy Transfer Operating LP, Jr. Sub. Notes, Series G	7.125(ff)	–(rr)	100	101,812
Global Partners LP/GLP Finance Corp., Gtd. Notes, 144A	7.000	08/01/27	40	42,902
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40	250	266,057
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes	6.875	03/24/26	400	479,808
Gov’t. Gtd. Notes, 144A	6.875	03/24/26	250	299,880

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28	275	274,840
				1,941,197
Real Estate 0.2%
Country Garden Holdings Co. Ltd. (China), Sr. Sec’d. Notes	8.000	01/27/24	200	217,154
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	150	154,949
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	200	207,290
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	225	217,953
				797,346
Real Estate Investment Trusts (REITs) 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500	01/15/28	150	155,192
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26	95	97,614
Gtd. Notes, 144A	4.625	12/01/29	90	94,047
				346,853

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail 0.7%
Brinker International, Inc., Gtd. Notes, 144A	5.000%	10/01/24	150	$ 158,587
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	275	271,266
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.500	10/30/25	200	212,542
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.750	01/15/22	200	170,044
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20	450	225,500
Sr. Unsec’d. Notes	8.625	06/15/20	225	116,418

Golden Nugget, Inc., Gtd. Notes, 144A	8.750	10/01/25	400	421,087
L Brands, Inc.,
Gtd. Notes	5.625	10/15/23	50	54,394
Gtd. Notes	6.750	07/01/36	125	124,017

Michaels Stores, Inc., Gtd. Notes, 144A(a)	8.000	07/15/27	250	224,292
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25	234	240,897
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23	300	272,860
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25	350	362,872
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.750	03/01/25	25	25,551
Sr. Unsec’d. Notes	5.875	03/01/27	100	102,838

Superior Plus LP/Superior General Partner, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.000	07/15/26	100	108,036
				3,091,201
Software 0.1%
Dun & Bradstreet Corp. (The), Sr. Sec’d. Notes, 144A	6.875	08/15/26	65	71,340

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
RP Crown Parent LLC, Gtd. Notes, 144A	7.375%	10/15/24	130	$ 135,122
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A	11.375	12/01/21	275	284,488
				490,950
Telecommunications 1.3%
CenturyLink, Inc., Sr. Unsec’d. Notes, Series P	7.600	09/15/39	180	194,681
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25	280	267,238
CommScope, Inc., Sr. Sec’d. Notes, 144A	6.000	03/01/26	100	104,941
Digicel Group One Ltd. (Jamaica), Sr. Sec’d. Notes, 144A	8.250	12/30/22	157	101,444
Digicel Group Two Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250	09/30/22	98	26,373
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23	800	515,348
Sr. Unsec’d. Notes	6.000	04/15/21	200	158,269
Sr. Unsec’d. Notes, 144A	6.000	04/15/21	200	158,269

Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36	715	793,990
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23	35	28,613
Gtd. Notes, 144A	9.750	07/15/25	635	540,861

Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125	06/01/23	95	38,475
Intrado Corp., Gtd. Notes, 144A(a)	8.500	10/15/25	610	477,986
MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes, 144A	6.500	10/13/26	200	226,484
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24	265	266,978
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	161	163,818
Gtd. Notes	8.750	03/15/32	455	503,900

Sprint Communications, Inc., Gtd. Notes, 144A	7.000	03/01/20	100	100,305

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Sprint Corp., Gtd. Notes	7.625%	02/15/25		260	$ 271,063
Xplornet Communications, Inc. (Canada), Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625	9.625	06/01/22		452	455,942
					5,394,978
Toys/Games/Hobbies 0.0%
Mattel, Inc., Sr. Unsec’d. Notes, 144A	5.875	12/15/27		25	26,303
Transportation 0.2%
Kazakhstan Temir Zholy Finance BV (Kazakhstan), Gtd. Notes	6.950	07/10/42		200	283,329
Pelabuhan Indonesia III Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875	10/01/24		200	217,737
XPO Logistics, Inc., Gtd. Notes, 144A	6.125	09/01/23		175	180,369
					681,435

Total Corporate Bonds (cost $64,967,162)					65,669,282
Sovereign Bonds 13.3%
1MDB Global Investments Ltd. (Malaysia), Sr. Unsec’d. Notes	4.400	03/09/23		1,000	993,795
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125	09/30/49		200	201,104
Albania Government International Bond (Albania), Sr. Unsec’d. Notes	3.500	10/09/25	EUR	100	122,226
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes	8.250	05/09/28		200	215,300
Sr. Unsec’d. Notes	9.375	05/08/48		400	434,088
Sr. Unsec’d. Notes	9.500	11/12/25		600	698,407
Sr. Unsec’d. Notes, 144A, MTN	8.000	11/26/29		200	211,328

Argentina Bonar Bonds (Argentina), Unsec’d. Notes	8.750	05/07/24		167	70,293
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	3.375	01/15/23	EUR	390	193,700
Sr. Unsec’d. Notes	3.380(cc)	12/31/38	EUR	200	91,573

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Argentine Republic Government International Bond (Argentina), (cont’d.)
Sr. Unsec’d. Notes	3.750%(cc)	12/31/38		180	$ 75,790
Sr. Unsec’d. Notes	5.625	01/26/22		900	444,515
Sr. Unsec’d. Notes	6.875	01/11/48		75	31,748
Sr. Unsec’d. Notes	7.500	04/22/26		210	96,255
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	1,170	691,297
Sr. Unsec’d. Notes(a)	8.280	12/31/33		757	420,330
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes	7.000	01/26/26		400	467,980
Sr. Unsec’d. Notes	7.000	10/12/28		200	236,168
Sr. Unsec’d. Notes	7.500	09/20/47		400	489,790

Banque Centrale de Tunisie International Bond (Tunisia), Sr. Unsec’d. Notes, 144A	6.375	07/15/26	EUR	100	109,252
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes	5.625	01/07/41		150	174,626
Sr. Unsec’d. Notes	7.125	01/20/37		235	310,768
Sr. Unsec’d. Notes	8.250	01/20/34		683	970,715
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	6.125	01/18/41		225	303,762
Sr. Unsec’d. Notes	7.375	09/18/37		620	914,008
Sr. Unsec’d. Notes	10.375	01/28/33		200	330,518

Congolese International Bond (Congo (Republic)), Sr. Unsec’d. Notes	6.000(cc)	06/30/29		191	167,905
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes	4.250	01/26/23		400	405,946
Sr. Unsec’d. Notes	4.375	04/30/25		200	201,970
Sr. Unsec’d. Notes	7.000	04/04/44		200	212,264
Sr. Unsec’d. Notes	7.158	03/12/45		200	214,755
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.875	04/18/24		600	644,322
Sr. Unsec’d. Notes	6.850	01/27/45		100	112,688
Sr. Unsec’d. Notes	7.450	04/30/44		760	909,766
Sr. Unsec’d. Notes, 144A	5.875	01/30/60		150	150,325
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		320	354,858
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes	7.950	06/20/24		200	176,659
Sr. Unsec’d. Notes	8.875	10/23/27		220	187,160
Sr. Unsec’d. Notes	9.650	12/13/26		200	178,326
Sr. Unsec’d. Notes	10.750	03/28/22		400	396,378
Sr. Unsec’d. Notes, 144A	7.875	01/23/28		200	162,712
Sr. Unsec’d. Notes, 144A	8.750	06/02/23		265	247,943
Sr. Unsec’d. Notes, 144A	8.875	10/23/27		200	170,146

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ecuador Government International Bond (Ecuador), (cont’d.)
Sr. Unsec’d. Notes, 144A	9.650%	12/13/26		420	$ 374,485
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes	7.903	02/21/48		200	216,526
Sr. Unsec’d. Notes, 144A	4.550	11/20/23		210	215,910
Sr. Unsec’d. Notes, 144A	8.700	03/01/49		210	242,314
Sr. Unsec’d. Notes, 144A, EMTN	4.750	04/11/25	EUR	100	119,601
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	200	237,337
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	220	265,482
Sr. Unsec’d. Notes, 144A, MTN	7.600	03/01/29		400	448,710
Sr. Unsec’d. Notes, 144A, MTN	8.500	01/31/47		255	292,232
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	100	116,207
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes	5.875	01/30/25		455	489,746
Sr. Unsec’d. Notes	7.625	02/01/41		300	349,545
Sr. Unsec’d. Notes	8.250	04/10/32		280	343,391

Emirate of Dubai Government International Bonds (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	5.250	01/30/43		200	232,108
Ethiopia International Bond (Ethiopia), Sr. Unsec’d. Notes	6.625	12/11/24		200	215,783
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes	6.125	05/03/24		200	208,710
Sr. Unsec’d. Notes	8.250	01/24/24		200	223,313
Export-Import Bank of India (India),
Sr. Unsec’d. Notes	3.875	02/01/28		200	213,120
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/15/30		200	201,853
Gabon Government International Bond (Gabon),
Bonds	6.375	12/12/24		400	430,000
Sr. Unsec’d. Notes	6.950	06/16/25		200	216,184
Sr. Unsec’d. Notes, 144A	6.625	02/06/31		215	216,745
Ghana Government International Bond (Ghana),
Bank Gtd. Notes	10.750	10/14/30		200	257,920
Sr. Unsec’d. Notes	7.875	03/26/27		200	214,170
Sr. Unsec’d. Notes	8.125	01/18/26		400	444,996
Sr. Unsec’d. Notes	8.125	03/26/32		200	205,182
Sr. Unsec’d. Notes, 144A	8.950	03/26/51		205	209,724

Guatemala Government Bond (Guatemala), Sr. Unsec’d. Notes	4.875	02/13/28		200	216,195
Hellenic Republic Government Bond (Greece),
Bonds	3.000(cc)	02/24/38	EUR	240	342,792
Bonds	3.000(cc)	02/24/39	EUR	75	107,740
Bonds	3.000(cc)	02/24/40	EUR	115	166,121

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Honduras Government International Bond (Honduras), Sr. Unsec’d. Notes	7.500%	03/15/24		400	$ 447,755
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625	03/29/41		252	425,849
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	7.750	01/17/38		300	463,458
Sr. Unsec’d. Notes	8.500	10/12/35		420	675,202
Sr. Unsec’d. Notes, EMTN	5.125	01/15/45		200	244,952
Sr. Unsec’d. Notes, EMTN	5.250	01/17/42		200	247,655
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	5.800	01/15/28		500	480,526
Sr. Unsec’d. Notes	6.752	03/09/23		400	403,242
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.125	06/15/25	EUR	100	123,449
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	100	115,087
Sr. Unsec’d. Notes	6.375	03/03/28		200	215,924
Sr. Unsec’d. Notes	6.625	03/22/48	EUR	240	270,756
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes	7.875	07/28/45		200	273,106
Sr. Unsec’d. Notes	9.250	10/17/25		200	256,411
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes	5.750	01/31/27		200	213,845
Sr. Unsec’d. Notes	7.375	10/10/47		200	220,278

Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes, EMTN	6.500	07/21/45		200	299,693
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes	6.875	06/24/24		200	216,934
Sr. Unsec’d. Notes	7.000	05/22/27		200	212,759
Sr. Unsec’d. Notes, 144A	8.000	05/22/32		200	217,541
Sr. Unsec’d. Notes, 144A	8.250	02/28/48		200	215,623
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes	6.000	01/27/23		89	34,963
Sr. Unsec’d. Notes	6.650	04/22/24		120	45,035
Sr. Unsec’d. Notes	6.750	11/29/27		150	55,793
Sr. Unsec’d. Notes	7.000	04/22/31		80	29,232
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22		10	4,002
Sr. Unsec’d. Notes, EMTN	6.250	05/27/22		130	51,821
Sr. Unsec’d. Notes, EMTN	6.400	05/26/23		100	39,377
Sr. Unsec’d. Notes, EMTN	6.850	05/25/29		80	29,332
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24		320	121,188
Sr. Unsec’d. Notes, GMTN	6.375	03/09/20		220	181,065

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Lebanon Government International Bond (Lebanon), (cont’d.)
Sr. Unsec’d. Notes, GMTN	6.600%	11/27/26		30	$ 11,189
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30		170	62,118

Malaysia Sukuk Global Bhd (Malaysia), Sr. Unsec’d. Notes, 144A	4.080	04/27/46		250	317,733
Mexican Bonos (Mexico), Bonds, Series M30	10.000	11/20/36	MXN	1,800	125,556
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN	6.050	01/11/40		236	317,222
Sr. Unsec’d. Notes, MTN	6.750	09/27/34		203	288,245
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes, EMTN	5.125	12/05/22		200	202,770
Sr. Unsec’d. Notes, EMTN	8.750	03/09/24		200	226,191

Morocco Government International Bond (Morocco), Sr. Unsec’d. Notes	5.500	12/11/42		200	252,379
Mozambique International Bond (Mozambique),
Unsec’d. Notes	5.000	09/15/31		200	192,000
Unsec’d. Notes, 144A	5.000	09/15/31		200	192,000

Namibia International Bonds (Namibia), Sr. Unsec’d. Notes	5.250	10/29/25		200	210,015
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes	7.143	02/23/30		200	206,051
Sr. Unsec’d. Notes	7.625	11/21/25		200	226,224
Sr. Unsec’d. Notes	7.875	02/16/32		640	671,068
Sr. Unsec’d. Notes	8.747	01/21/31		200	223,584
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27		200	206,079
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes	4.750	06/15/26		630	637,794
Sr. Unsec’d. Notes	6.500	03/08/47		600	592,513
Sr. Unsec’d. Notes	6.750	01/17/48		200	199,729
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes	6.875	12/05/27		200	211,415
Sr. Unsec’d. Notes	8.250	09/30/25		400	453,011
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.870	07/23/60		200	225,370
Sr. Unsec’d. Notes	6.700	01/26/36		445	641,485
Sr. Unsec’d. Notes	9.375	04/01/29		80	123,584

Papua New Guinea Government International Bond (Papua New Guinea), Sr. Unsec’d. Notes, 144A	8.375	10/04/28		200	216,356
Paraguay Government International Bond (Paraguay), Sr. Unsec’d. Notes	6.100	08/11/44		200	250,809
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	5.625	11/18/50		150	228,459
Sr. Unsec’d. Notes	6.550	03/14/37		200	303,189

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Peruvian Government International Bond (Peru), (cont’d.)
Sr. Unsec’d. Notes	8.750%	11/21/33		335	$ 566,927
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	3.950	01/20/40		300	358,518
Sr. Unsec’d. Notes	7.750	01/14/31		320	481,799

Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes	4.000(cc)	05/01/20	EUR	15	11,613
Provincia de Buenos Aires/Government Bonds (Argentina),
Sr. Unsec’d. Notes	9.125	03/16/24		300	115,848
Sr. Unsec’d. Notes	9.950	06/09/21		620	264,894
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes	5.103	04/23/48		400	531,020
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		555	709,743
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		400	531,020

Republic of Belarus International Bond (Belarus), Sr. Unsec’d. Notes	7.625	06/29/27		225	260,060
Republic of Cameroon International Bond (Cameroon), Sr. Unsec’d. Notes	9.500	11/19/25		200	228,230
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	4.850	09/27/27		200	209,595
Sr. Unsec’d. Notes	5.750	09/30/49		200	197,204
Sr. Unsec’d. Notes	6.250	03/08/41		110	119,958
Sr. Unsec’d. Notes	6.300	06/22/48		200	213,751
Republic of Venezuela (Venezuela),
Sr. Unsec’d. Notes	7.000	03/31/38(d)		220	26,290
Sr. Unsec’d. Notes	9.000	05/07/23(d)		100	11,949
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes	5.125	06/15/48		414	494,773
Sr. Unsec’d. Notes, 144A	3.375	01/28/50	EUR	35	41,198
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	48	68,286
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	157	209,914
Sr. Unsec’d. Notes, EMTN	6.125	01/22/44		184	246,110

Russian Foreign Bond (Russia), Sr. Unsec’d. Notes	5.625	04/04/42		200	268,444
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes	5.100	03/28/35		600	734,078
Sr. Unsec’d. Notes	12.750	06/24/28		110	191,331
Sr. Unsec’d. Notes, 144A	5.100	03/28/35		200	244,693
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes	5.250	01/16/50		400	514,757

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Saudi Government International Bond (Saudi Arabia), (cont’d.)
Sr. Unsec’d. Notes, EMTN	4.500%	10/26/46		800	$ 916,299
Sr. Unsec’d. Notes, EMTN	4.625	10/04/47		200	233,386
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49		200	247,315
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	100	118,326
Sr. Unsec’d. Notes, 144A	6.750	03/13/48		200	205,227
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes	5.750	04/18/23		600	602,422
Sr. Unsec’d. Notes	5.875	07/25/22		200	202,747
Sr. Unsec’d. Notes	6.125	06/03/25		200	196,539
Sr. Unsec’d. Notes	6.850	11/03/25		200	202,875
Sr. Unsec’d. Notes, 144A	5.750	04/18/23		200	200,807
Sr. Unsec’d. Notes, 144A	6.750	04/18/28		200	193,846
Sr. Unsec’d. Notes, 144A	6.850	03/14/24		265	271,697
Sr. Unsec’d. Notes, 144A	7.850	03/14/29		400	407,734

Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan), Sr. Unsec’d. Notes	5.625	12/05/22		520	537,145
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	4.875	10/09/26		300	301,401
Sr. Unsec’d. Notes	5.200	02/16/26	EUR	100	124,378
Sr. Unsec’d. Notes	6.000	03/25/27		280	296,443
Sr. Unsec’d. Notes	6.000	01/14/41		400	405,769
Sr. Unsec’d. Notes	6.350	08/10/24		200	216,906
Sr. Unsec’d. Notes	6.875	03/17/36		354	394,162
Sr. Unsec’d. Notes	7.250	12/23/23		200	222,940
Sr. Unsec’d. Notes	7.375	02/05/25		570	644,879
Sr. Unsec’d. Notes	7.625	04/26/29		200	232,798
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	—(p)	05/31/40		96	95,003
Sr. Unsec’d. Notes	7.750	09/01/23		165	182,581
Sr. Unsec’d. Notes	7.750	09/01/24		100	111,533
Sr. Unsec’d. Notes	7.750	09/01/25		160	180,329
Sr. Unsec’d. Notes	7.750	09/01/26		250	283,721
Sr. Unsec’d. Notes	7.750	09/01/27		100	113,418
Sr. Unsec’d. Notes	8.994	02/01/24		400	458,549
Sr. Unsec’d. Notes	9.750	11/01/28		535	666,569
Sr. Unsec’d. Notes, 144A	—(p)	05/31/40		35	34,636
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	100	110,079
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		200	217,357
Ukreximbank Via Biz Finance PLC (Ukraine),
Sr. Unsec’d. Notes	9.625	04/27/22		83	88,644
Sr. Unsec’d. Notes	9.750	01/22/25		200	216,821

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.125%	11/20/45	80	$ 90,583
Sr. Unsec’d. Notes	4.975	04/20/55	60	74,685
Sr. Unsec’d. Notes	5.100	06/18/50	290	366,125
Sr. Unsec’d. Notes	7.625	03/21/36	325	498,862
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes	7.750	10/13/19(d)	110	13,475
Sr. Unsec’d. Notes	11.950	08/05/31(d)	300	36,249
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes	8.500	04/14/24	600	411,388
Unsec’d. Notes	5.375	09/20/22	400	276,593

Total Sovereign Bonds (cost $54,890,967)				56,828,836

Total Long-Term Investments (cost $387,835,116)				415,613,087
			Shares
Short-Term Investments 4.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)			10,083,993	10,083,993
PGIM Institutional Money Market Fund (cost $7,169,469; includes $6,938,968 of cash collateral for securities on loan)(b)(w)			7,169,994	7,171,428

Total Short-Term Investments (cost $17,253,462)				17,255,421

TOTAL INVESTMENTS 101.6% (cost $405,088,578)			432,868,508
Liabilities in excess of other assets(z) (1.6)%				(6,867,007)

Net Assets 100.0%				$ 426,001,501

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
EGP—Egyptian Pound
EUR—Euro
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
CVT—Convertible Security
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
GMTN—Global Medium Term Note
LIBOR—London Interbank Offered Rate
MLP—Master Limited Partnership
MSCI—Morgan Stanley Capital International
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
REITs—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipts
Q—Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $582,704 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,938,968; cash collateral of $7,156,798 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(g)	An affiliated security.

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of January 31, 2020.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
17	2 Year U.S. Treasury Notes	Mar. 2020	$3,678,109	$ 12,813
13	5 Year U.S. Treasury Notes	Mar. 2020	1,564,164	17,813
27	10 Year U.S. Treasury Notes	Mar. 2020	3,554,719	45,457
3	20 Year U.S. Treasury Bonds	Mar. 2020	490,594	11,995
				88,078
Short Position:
2	30 Year U.S. Ultra Treasury Bonds	Mar. 2020	387,375	(15,230)
				$ 72,848
Forward foreign currency exchange contracts outstanding at January 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/17/20	Barclays Bank PLC	AUD	271	$ 186,444	$ 181,697	$ —	$ (4,747)
Expiring 04/17/20	Barclays Bank PLC	AUD	140	96,850	93,845	—	(3,005)
Brazilian Real,
Expiring 02/04/20	Citibank, N.A.	BRL	433	104,100	101,079	—	(3,021)
Expiring 02/04/20	Citibank, N.A.	BRL	401	96,513	93,632	—	(2,881)
Expiring 02/04/20	Goldman Sachs International	BRL	33	7,800	7,622	—	(178)
Expiring 02/04/20	HSBC Bank USA, N.A.	BRL	400	96,455	93,301	—	(3,154)
Expiring 02/04/20	JPMorgan Chase Bank, N.A.	BRL	405	96,992	94,588	—	(2,404)
Expiring 02/04/20	JPMorgan Chase Bank, N.A.	BRL	388	96,000	90,685	—	(5,315)
Expiring 02/04/20	Morgan Stanley & Co. International PLC	BRL	301	72,000	70,215	—	(1,785)
Expiring 02/04/20	The Toronto-Dominion Bank	BRL	526	125,867	122,879	—	(2,988)

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 03/03/20	Citibank, N.A.	BRL	235	$ 55,000	$ 54,788	$ —	$ (212)
Canadian Dollar,
Expiring 04/17/20	Morgan Stanley & Co. International PLC	CAD	72	54,100	54,096	—	(4)
Chilean Peso,
Expiring 03/18/20	Barclays Bank PLC	CLP	41,236	52,000	51,493	—	(507)
Expiring 03/18/20	Barclays Bank PLC	CLP	40,695	52,000	50,818	—	(1,182)
Expiring 03/18/20	BNP Paribas S.A.	CLP	61,375	79,000	76,642	—	(2,358)
Expiring 03/18/20	BNP Paribas S.A.	CLP	44,903	58,212	56,072	—	(2,140)
Expiring 03/18/20	Citibank, N.A.	CLP	147,534	184,000	184,233	233	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	CLP	41,694	52,000	52,065	65	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	72,977	92,000	91,130	—	(870)
Chinese Renminbi,
Expiring 02/14/20	BNP Paribas S.A.	CNH	2,814	396,649	401,818	5,169	—
Expiring 02/14/20	BNP Paribas S.A.	CNH	914	129,000	130,506	1,506	—
Expiring 02/14/20	Citibank, N.A.	CNH	1,215	173,150	173,492	342	—
Expiring 02/14/20	Citibank, N.A.	CNH	877	125,000	125,161	161	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	2,572	366,650	367,313	663	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	994	141,535	141,941	406	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	666	94,918	95,043	125	—
Expiring 02/14/20	JPMorgan Chase Bank, N.A.	CNH	1,094	155,000	156,167	1,167	—
Expiring 02/14/20	JPMorgan Chase Bank, N.A.	CNH	585	83,118	83,486	368	—
Expiring 02/14/20	UBS AG	CNH	1,322	188,884	188,832	—	(52)
Expiring 02/14/20	UBS AG	CNH	1,190	169,350	169,871	521	—
Expiring 05/14/21	Citibank, N.A.	CNH	2,567	367,933	362,021	—	(5,912)
Colombian Peso,
Expiring 03/18/20	Barclays Bank PLC	COP	386,411	118,000	112,658	—	(5,342)
Expiring 03/18/20	BNP Paribas S.A.	COP	215,287	61,000	62,767	1,767	—
Expiring 03/18/20	Citibank, N.A.	COP	204,819	62,000	59,715	—	(2,285)
Expiring 03/18/20	Goldman Sachs International	COP	417,398	124,100	121,692	—	(2,408)
Expiring 03/18/20	Goldman Sachs International	COP	238,430	69,000	69,514	514	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	COP	194,032	56,000	56,570	570	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	COP	170,125	50,000	49,600	—	(400)
Expiring 03/18/20	UBS AG	COP	290,929	86,800	84,820	—	(1,980)

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 04/15/20	Barclays Bank PLC	CZK	8,206	$ 361,350	$ 360,844	$ —	$ (506)
Expiring 04/15/20	HSBC Bank USA, N.A.	CZK	3,471	153,000	152,627	—	(373)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	CZK	2,182	96,000	95,938	—	(62)
Egyptian Pound,
Expiring 03/11/20	BNP Paribas S.A.	EGP	1,209	70,313	75,539	5,226	—
Expiring 03/18/20	Citibank, N.A.	EGP	840	52,427	52,368	—	(59)
Expiring 04/16/20	Citibank, N.A.	EGP	868	53,855	53,689	—	(166)
Expiring 04/16/20	Citibank, N.A.	EGP	390	24,231	24,123	—	(108)
Expiring 06/17/20	Citibank, N.A.	EGP	1,249	76,395	76,028	—	(367)
Euro,
Expiring 04/15/20	Citibank, N.A.	EUR	86	97,024	96,377	—	(647)
Hungarian Forint,
Expiring 04/15/20	Goldman Sachs International	HUF	21,877	72,000	72,131	131	—
Indian Rupee,
Expiring 03/18/20	Barclays Bank PLC	INR	7,794	109,000	108,220	—	(780)
Expiring 03/18/20	Barclays Bank PLC	INR	6,763	94,442	93,913	—	(529)
Expiring 03/18/20	Citibank, N.A.	INR	7,798	109,000	108,279	—	(721)
Expiring 03/18/20	HSBC Bank USA, N.A.	INR	4,458	62,169	61,904	—	(265)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	19,736	271,121	274,044	2,923	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	6,852	95,246	95,138	—	(108)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	12,937	181,000	179,639	—	(1,361)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	12,677	178,000	176,025	—	(1,975)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	11,050	154,770	153,441	—	(1,329)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	10,240	143,423	142,194	—	(1,229)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	6,920	96,009	96,089	80	—
Indonesian Rupiah,
Expiring 03/18/20	Barclays Bank PLC	IDR	1,327,606	96,767	95,658	—	(1,109)
Expiring 03/18/20	Citibank, N.A.	IDR	1,725,066	126,000	124,297	—	(1,703)
Expiring 03/18/20	Citibank, N.A.	IDR	1,292,500	94,000	93,129	—	(871)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	2,567,356	182,600	184,987	2,387	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	2,183,070	159,000	157,298	—	(1,702)

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	1,402,092	$ 102,000	$ 101,025	$ —	$ (975)
Israeli Shekel,
Expiring 03/18/20	BNP Paribas S.A.	ILS	919	266,839	266,998	159	—
Japanese Yen,
Expiring 04/15/20	Barclays Bank PLC	JPY	10,548	96,513	97,758	1,245	—
Expiring 04/15/20	HSBC Bank USA, N.A.	JPY	27,161	248,472	251,719	3,247	—
Mexican Peso,
Expiring 03/18/20	Barclays Bank PLC	MXN	1,812	92,964	95,199	2,235	—
Expiring 03/18/20	HSBC Bank USA, N.A.	MXN	1,882	98,000	98,918	918	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	MXN	1,827	95,832	96,034	202	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	MXN	4,488	236,000	235,864	—	(136)
Expiring 03/18/20	The Toronto-Dominion Bank	MXN	12,653	638,294	664,923	26,629	—
New Taiwanese Dollar,
Expiring 03/18/20	Credit Suisse International	TWD	10,443	345,000	344,587	—	(413)
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	8,777	290,000	289,624	—	(376)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	TWD	5,813	192,000	191,802	—	(198)
Expiring 03/18/20	The Toronto-Dominion Bank	TWD	5,777	191,000	190,617	—	(383)
Peruvian Nuevo Sol,
Expiring 03/18/20	BNP Paribas S.A.	PEN	372	111,000	109,540	—	(1,460)
Expiring 03/18/20	Citibank, N.A.	PEN	506	151,000	149,058	—	(1,942)
Expiring 03/18/20	Goldman Sachs International	PEN	504	148,000	148,496	496	—
Expiring 03/18/20	Goldman Sachs International	PEN	411	122,000	121,075	—	(925)
Philippine Peso,
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	11,622	227,000	227,271	271	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	11,571	227,000	226,280	—	(720)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	11,305	223,000	221,071	—	(1,929)
Polish Zloty,
Expiring 04/15/20	Barclays Bank PLC	PLN	1,174	307,998	303,196	—	(4,802)
Russian Ruble,
Expiring 03/18/20	Goldman Sachs International	RUB	26,794	412,799	416,954	4,155	—

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 03/18/20	Goldman Sachs International	RUB	24,733	$ 381,098	$ 384,881	$ 3,783	$ —
Expiring 03/18/20	HSBC Bank USA, N.A.	RUB	6,738	104,800	104,858	58	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	RUB	10,574	162,700	164,543	1,843	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	RUB	5,988	94,918	93,179	—	(1,739)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	RUB	3,974	64,000	61,846	—	(2,154)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	27,502	424,486	427,973	3,487	—
Singapore Dollar,
Expiring 03/18/20	Bank of America, N.A.	SGD	225	167,000	164,766	—	(2,234)
Expiring 03/18/20	Barclays Bank PLC	SGD	257	189,836	188,340	—	(1,496)
Expiring 03/18/20	Barclays Bank PLC	SGD	130	96,297	95,127	—	(1,170)
Expiring 03/18/20	BNP Paribas S.A.	SGD	198	147,000	145,266	—	(1,734)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	1,730	1,269,673	1,268,250	—	(1,423)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	188	139,009	138,042	—	(967)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	69	51,154	50,798	—	(356)
Expiring 03/18/20	The Toronto-Dominion Bank	SGD	352	261,000	257,973	—	(3,027)
Expiring 03/18/20	UBS AG	SGD	211	156,000	154,678	—	(1,322)
South African Rand,
Expiring 03/18/20	Morgan Stanley & Co. International PLC	ZAR	567	38,890	37,552	—	(1,338)
South Korean Won,
Expiring 03/18/20	Bank of America, N.A.	KRW	233,937	201,568	195,717	—	(5,851)
Expiring 03/18/20	Barclays Bank PLC	KRW	220,050	188,884	184,099	—	(4,785)
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	341,757	291,080	285,922	—	(5,158)
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	220,684	187,752	184,629	—	(3,123)
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	111,574	95,739	93,345	—	(2,394)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	KRW	111,418	96,009	93,215	—	(2,794)
Thai Baht,
Expiring 03/18/20	Credit Suisse International	THB	5,309	174,000	170,483	—	(3,517)
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	10,291	340,947	330,508	—	(10,439)
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	5,933	193,976	190,540	—	(3,436)
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	4,923	162,000	158,107	—	(3,893)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	THB	5,136	167,000	164,949	—	(2,051)

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	THB	2,088	$ 67,625	$ 67,042	$ —	$ (583)
Turkish Lira,
Expiring 03/18/20	Barclays Bank PLC	TRY	551	91,100	91,021	—	(79)
Expiring 03/18/20	Barclays Bank PLC	TRY	368	61,187	60,918	—	(269)
Expiring 03/18/20	Barclays Bank PLC	TRY	208	34,552	34,368	—	(184)
				$18,808,553	$18,728,730	73,052	(152,875)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/17/20	Barclays Bank PLC	AUD	139	$ 96,251	$ 93,478	$ 2,773	$ —
Expiring 04/17/20	Barclays Bank PLC	AUD	135	92,947	90,804	2,143	—
Expiring 04/17/20	Citibank, N.A.	AUD	140	96,690	93,676	3,014	—
Brazilian Real,
Expiring 02/04/20	Barclays Bank PLC	BRL	398	93,115	92,937	178	—
Expiring 02/04/20	JPMorgan Chase Bank, N.A.	BRL	265	62,000	61,802	198	—
Expiring 02/04/20	Morgan Stanley & Co. International PLC	BRL	2,224	527,535	519,261	8,274	—
Expiring 03/03/20	The Toronto-Dominion Bank	BRL	526	125,722	122,698	3,024	—
Canadian Dollar,
Expiring 04/17/20	Barclays Bank PLC	CAD	72	54,894	54,085	809	—
Chilean Peso,
Expiring 03/18/20	Barclays Bank PLC	CLP	92,405	116,380	115,392	988	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	70,791	95,246	88,401	6,845	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	38,411	49,801	47,966	1,835	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	30,153	38,795	37,654	1,141	—
Expiring 03/18/20	Citibank, N.A.	CLP	80,149	104,100	100,086	4,014	—
Expiring 03/18/20	Citibank, N.A.	CLP	56,398	73,156	70,427	2,729	—
Expiring 03/18/20	Citibank, N.A.	CLP	48,209	62,085	60,201	1,884	—
Expiring 03/18/20	Citibank, N.A.	CLP	36,324	47,089	45,359	1,730	—
Expiring 03/18/20	Goldman Sachs International	CLP	69,462	88,000	86,741	1,259	—
Expiring 03/18/20	HSBC Bank USA, N.A.	CLP	80,647	104,800	100,708	4,092	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	CLP	241,270	304,259	301,285	2,974	—

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	CLP	71,280	$ 94,918	$ 89,010	$ 5,908	$ —
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	54,986	71,000	68,664	2,336	—
Expiring 03/18/20	The Toronto-Dominion Bank	CLP	203,878	256,644	254,592	2,052	—
Chinese Renminbi,
Expiring 02/14/20	BNP Paribas S.A.	CNH	1,012	145,000	144,531	469	—
Expiring 02/14/20	Citibank, N.A.	CNH	1,633	233,000	233,121	—	(121)
Expiring 02/14/20	Citibank, N.A.	CNH	1,175	169,000	167,732	1,268	—
Expiring 02/14/20	Goldman Sachs International	CNH	2,124	301,000	303,344	—	(2,344)
Expiring 02/14/20	Goldman Sachs International	CNH	1,134	161,000	161,956	—	(956)
Expiring 02/14/20	Morgan Stanley & Co. International PLC	CNH	1,391	197,000	198,602	—	(1,602)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	2,567	368,530	362,022	6,508	—
Colombian Peso,
Expiring 03/18/20	Goldman Sachs International	COP	205,663	61,900	59,961	1,939	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	COP	1,998,371	576,830	582,622	—	(5,792)
Czech Koruna,
Expiring 04/15/20	Citibank, N.A.	CZK	2,338	102,000	102,805	—	(805)
Euro,
Expiring 04/15/20	Goldman Sachs International	EUR	37	41,150	41,168	—	(18)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	646	723,016	720,161	2,855	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	175	193,976	194,931	—	(955)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	94	103,960	104,277	—	(317)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	87	96,992	96,926	66	—
Expiring 11/03/20	Morgan Stanley & Co. International PLC	EUR	1,912	2,162,540	2,154,969	7,571	—
Hungarian Forint,
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	HUF	77,111	259,052	254,236	4,816	—

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 03/18/20	Barclays Bank PLC	INR	11,695	$ 162,000	$ 162,390	$ —	$ (390)
Expiring 03/18/20	HSBC Bank USA, N.A.	INR	12,061	167,100	167,476	—	(376)
Expiring 03/18/20	HSBC Bank USA, N.A.	INR	10,998	152,000	152,714	—	(714)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	11,803	162,700	163,894	—	(1,194)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	9,693	135,000	134,594	406	—
Indonesian Rupiah,
Expiring 03/18/20	Barclays Bank PLC	IDR	1,173,703	83,000	84,569	—	(1,569)
Expiring 03/18/20	Goldman Sachs International	IDR	8,992,915	630,330	647,970	—	(17,640)
Expiring 03/18/20	HSBC Bank USA, N.A.	IDR	1,494,748	106,000	107,702	—	(1,702)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	1,852,001	132,000	133,443	—	(1,443)
Israeli Shekel,
Expiring 03/18/20	Barclays Bank PLC	ILS	293	84,950	85,136	—	(186)
Expiring 03/18/20	Citibank, N.A.	ILS	294	85,300	85,434	—	(134)
Expiring 03/18/20	Goldman Sachs International	ILS	429	124,000	124,506	—	(506)
Expiring 03/18/20	Goldman Sachs International	ILS	399	115,000	115,754	—	(754)
Japanese Yen,
Expiring 04/15/20	Citibank, N.A.	JPY	9,459	87,525	87,664	—	(139)
Mexican Peso,
Expiring 03/18/20	Barclays Bank PLC	MXN	1,542	78,000	81,048	—	(3,048)
Expiring 03/18/20	Citibank, N.A.	MXN	2,701	136,000	141,956	—	(5,956)
Expiring 03/18/20	Citibank, N.A.	MXN	1,831	96,513	96,233	280	—
Expiring 03/18/20	HSBC Bank USA, N.A.	MXN	1,831	96,455	96,235	220	—
New Taiwanese Dollar,
Expiring 03/18/20	Barclays Bank PLC	TWD	8,658	290,000	285,682	4,318	—
Expiring 03/18/20	Barclays Bank PLC	TWD	6,521	219,000	215,161	3,839	—
Expiring 03/18/20	Credit Suisse International	TWD	7,753	259,000	255,827	3,173	—
Expiring 03/18/20	Credit Suisse International	TWD	6,218	209,000	205,181	3,819	—
Expiring 03/18/20	Goldman Sachs International	TWD	4,970	166,000	163,978	2,022	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	11,017	371,000	363,517	7,483	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	6,832	228,000	225,440	2,560	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	6,316	212,000	208,408	3,592	—
Expiring 03/18/20	UBS AG	TWD	4,428	148,000	146,112	1,888	—

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 04/17/20	Bank of America, N.A.	NZD	503	$ 332,011	$ 325,278	$ 6,733	$ —
Peruvian Nuevo Sol,
Expiring 03/18/20	Citibank, N.A.	PEN	470	138,000	138,428	—	(428)
Expiring 03/18/20	Citibank, N.A.	PEN	450	135,000	132,723	2,277	—
Expiring 03/18/20	Citibank, N.A.	PEN	426	128,000	125,652	2,348	—
Expiring 03/18/20	Goldman Sachs International	PEN	827	244,148	243,844	304	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PEN	392	117,000	115,440	1,560	—
Philippine Peso,
Expiring 03/18/20	Barclays Bank PLC	PHP	4,347	85,258	85,001	257	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	8,366	164,000	163,613	387	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	7,309	143,000	142,928	72	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	6,637	130,000	129,787	213	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	6,146	121,000	120,194	806	—
Expiring 03/18/20	UBS AG	PHP	5,655	111,000	110,586	414	—
Polish Zloty,
Expiring 04/15/20	HSBC Bank USA, N.A.	PLN	302	79,000	77,954	1,046	—
Russian Ruble,
Expiring 03/18/20	Bank of America, N.A.	RUB	5,546	89,000	86,296	2,704	—
Expiring 03/18/20	Barclays Bank PLC	RUB	4,780	75,000	74,382	618	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	7,125	115,305	110,869	4,436	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	4,204	67,000	65,418	1,582	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	4,056	65,000	63,114	1,886	—
Singapore Dollar,
Expiring 03/18/20	BNP Paribas S.A.	SGD	377	278,000	276,456	1,544	—
Expiring 03/18/20	BNP Paribas S.A.	SGD	253	187,271	185,715	1,556	—
South African Rand,
Expiring 03/18/20	Barclays Bank PLC	ZAR	1,903	128,062	125,997	2,065	—
Expiring 03/18/20	BNP Paribas S.A.	ZAR	896	62,000	59,351	2,649	—
Expiring 03/18/20	Deutsche Bank AG	ZAR	927	63,000	61,351	1,649	—
South Korean Won,
Expiring 03/18/20	Barclays Bank PLC	KRW	130,207	110,000	108,934	1,066	—
Expiring 03/18/20	Citibank, N.A.	KRW	209,615	175,000	175,369	—	(369)
Expiring 03/18/20	Citibank, N.A.	KRW	117,840	100,000	98,588	1,412	—
Expiring 03/18/20	Goldman Sachs International	KRW	296,889	249,200	248,384	816	—

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 03/18/20	Goldman Sachs International	KRW	221,892	$ 192,000	$ 185,639	$ 6,361	$ —
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	161,500	136,000	135,114	886	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	KRW	194,155	167,925	162,434	5,491	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	KRW	164,308	138,000	137,464	536	—
Thai Baht,
Expiring 03/18/20	Barclays Bank PLC	THB	6,053	200,000	194,391	5,609	—
Expiring 03/18/20	Citibank, N.A.	THB	6,724	223,000	215,929	7,071	—
Expiring 03/18/20	Credit Suisse International	THB	8,255	272,000	265,109	6,891	—
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	8,407	279,000	269,975	9,025	—
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	3,847	127,000	123,551	3,449	—
Turkish Lira,
Expiring 03/18/20	Barclays Bank PLC	TRY	929	153,000	153,531	—	(531)
Expiring 03/18/20	Barclays Bank PLC	TRY	925	154,000	152,959	1,041	—
Expiring 03/18/20	Barclays Bank PLC	TRY	612	101,200	101,153	47	—
Expiring 03/18/20	Barclays Bank PLC	TRY	357	59,000	59,014	—	(14)
Expiring 03/18/20	HSBC Bank USA, N.A.	TRY	359	60,000	59,280	720	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	TRY	290	49,343	47,908	1,435	—
				$19,289,969	$19,131,718	208,254	(50,003)
						$281,306	$(202,878)
Cross currency exchange contracts outstanding at January 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/15/20	Buy	HUF	26,158	EUR	77	$—	$(100)	Barclays Bank PLC
04/15/20	Buy	HUF	26,939	EUR	80	—	(475)	Barclays Bank PLC
						$—	$(575)

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.33.V1	12/20/24	5.000%(Q)	4,297	$(306,138)	$(382,224)	$(76,086)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).